UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2011
                                                      ------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                 -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Haber Trilix Advisors, LP
          ----------------------------------------------------------
Address:    29 Commonwealth Ave., 10th Floor
          ----------------------------------------------------------
            Boston, MA 02116
          ----------------------------------------------------------

          ----------------------------------------------------------

Form 13F File Number:   28-14373
                        ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Glenn Dixon
                  ----------------------------------------------------------
          Title:    COO & CFO
                  ----------------------------------------------------------
          Phone:    617-849-5250
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:
      /s/ Glenn Dixon               Boston, MA               11-14-2011
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                             ----------------------------

Form 13F Information Table Entry Total:        74
                                             ----------------------------

Form 13F Information Table Value Total:      $930,123
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

     NONE

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Haber Trillix Advisors, LP
FORM 13F

         September 30, 2011


                                                      FORM 13F INFORMATION TABLE

                                                                                                             Voting Authority
                                                                                                             ----------------
                                Title
                                 of                    Value        Shares/  Sh/  Put/   Invstmt   Other
      Name of Issuer            Class       CUSIP     (x$1000)      Prn Amt  Prn  Call   Dscretn   Managers  Sole    Shared    None
      --------------            -----       -----     -------      -------   ---  ----   -------   --------  ----    ------    ----
AGCO CORP                        COM        001084102         297      8,600  SH          Sole     N/A      8,600
AGRIUM INC                       COM        008916108         327      4,900  SH          Sole     N/A      4,900
AMARIN CORP PLC             SPONS ADR NEW   023111206         199     21,655  SH          Sole     N/A      21,655
AMERICAN CAPITAL AGENCY CORP     COM        02503X105      22,130    816,599  SH          Sole     N/A      816,599
ANNALY CAP MGMT INC              COM        035710409      47,999  2,886,306  SH          Sole     N/A      2,886,306
BANK MONTREAL QUE                COM        063671101      29,779    533,106  SH          Sole     N/A      533,106
BANK NOVA SCOTIA HALIFAX         COM        064149107      37,198    741,084  SH          Sole     N/A      741,084
BANRO CORP                       COM        066800103          75     19,200  SH          Sole     N/A      19,200
BARRICK GOLD CORP                COM        067901108      71,409  1,530,733  SH          Sole     N/A      1,530,733
BCE INC                          COM NEW    05534B760      12,406    331,645  SH          Sole     N/A      331,645
BHP BILLITON LTD           SPONSORED ADR    088606108         419      6,300  SH          Sole     N/A      6,300
BROOKFIELD INFRAST PARTNERS  LP INT UNIT    G16252101      17,290    709,937  SH          Sole     N/A      709,937
CANADIAN NAT RES LTD             COM        136385101      54,405  1,857,075  SH          Sole     N/A      1,857,075
CDN IMPERIAL BK OF COMMERCE      COM        136069101      13,389    191,635  SH          Sole     N/A      191,635
CF INDS HLDGS INC                COM        125269100      13,405    108,640  SH          Sole     N/A      108,640
COMPANIA DE MINAS
  BUENAVENTU               SPONSORED ADR    204448104         660     17,500  SH          Sole     N/A      17,500
CONSOL ENERGY INC                COM        20854P109         295      8,700  SH          Sole     N/A      8,700
CYS INVTS INC                    COM        12673A108      11,974    990,443  SH          Sole     N/A      990,443
DELEK US HLDGS INC               COM        246647101         113     10,000  SH          Sole     N/A      10,000
DENBURY RES INC                COM NEW      247916208         164     14,300  SH          Sole     N/A      14,300
DERMA SCIENCES INC         COM PAR $.01     249827502         227     28,370  SH          Sole     N/A      28,370
DEUTSCHE BK AG LDN BRH   PS GOLD DS ETN     25154H756         364     69,000  SH          Sole     N/A      69,000
DEVON ENERGY CORP NEW            COM        25179M103         316      5,700  SH          Sole     N/A      5,700
ENCANA CORP                      COM        292505104         304     15,800  SH          Sole     N/A      15,800
ENDEAVOUR SILVER CORP            COM        29258Y103         591     65,742  SH          Sole     N/A      65,742
ENERPLUS CORP                    COM        292766102       2,420     98,250  SH          Sole     N/A      98,250
EQT CORP                         COM        26884L109         325      6,100  SH          Sole     N/A      6,100
GILDAN ACTIVEWEAR INC            COM        375916103       9,265    357,770  SH          Sole     N/A      357,770
GOLD FIELDS LTD NEW       SPONSORED ADR     38059T106       7,433    485,200  SH          Sole     N/A      485,200
GOLDCORP INC NEW                 COM        380956409      59,241  1,294,396  SH          Sole     N/A      1,294,396
HATTERAS FINL CORP               COM        41902R103      24,411    970,247  SH          Sole     N/A      970,247
HUDBAY MINERALS INC              COM        443628102       4,998    537,347  SH          Sole     N/A      537,347
IAMGOLD CORP                     COM        450913108      13,488    680,124  SH          Sole     N/A      680,124
IMPERIAL OIL LTD               COM NEW      453038408      37,169  1,029,324  SH          Sole     N/A      1,029,324
INTEL CORP                       COM        458140100      13,538    634,700  SH          Sole     N/A      634,700
INTREPID POTASH INC              COM        46121Y102         269     10,800  SH          Sole     N/A      10,800
IVANHOE MINES LTD                COM        46579N103         307     22,300  SH          Sole     N/A      22,300
LILLY ELI & CO                   COM        532457108       7,845    212,200  SH          Sole     N/A      212,200
LINDSAY CORP                     COM        535555106         328      6,100  SH          Sole     N/A      6,100
MCKESSON CORP                    COM        58155Q103      13,257    182,358  SH          Sole     N/A      182,358
MERCK & CO INC NEW               COM        58933Y105      11,210    342,700  SH          Sole     N/A      342,700
MFA FINANCIAL INC                COM        55272X102      13,656  1,945,250  SH          Sole     N/A      1,945,250
MICROSOFT CORP                   COM        594918104      1,573      63,200  SH          Sole     N/A      63,200
MINEFINDERS LTD                  COM        602900102         442     32,100  SH          Sole     N/A      32,100
MONSANTO CO NEW                  COM        61166W101         318      5,300  SH          Sole     N/A      5,300
MOSAIC CO NEW                    COM        61945C103         279      5,700  SH          Sole     N/A      5,700
NEW GOLD INC CDA                 COM        644535106         432     41,900  SH          Sole     N/A      41,900
NEW YORK CMNTY BANCORP INC       COM        649445103       5,560    467,200  SH          Sole     N/A      467,200
NEWFIELD EXPL CO                 COM        651290108         306      7,700  SH          Sole     N/A      7,700
NEWMONT MINING CORP              COM        651639106      39,857    633,650  SH          Sole     N/A      633,650
NISOURCE INC                     COM        65473P105       5,217    244,000  SH          Sole     N/A      244,000
NOBLE ENERGY INC                 COM        655044105         328      4,631  SH          Sole     N/A      4,631
P T TELEKOMUNIKASI INDONESIA     COM        715684106       8,785    265,650  SH          Sole     N/A      265,650
PAN AMERICAN SILVER CORP         COM        697900108         664     24,700  SH          Sole     N/A      24,700
PENGROWTH ENERGY CORP            COM        70706P104       6,415    711,440  SH          Sole     N/A      711,440
PEPCO HOLDINGS INC               COM        713291102      12,654    668,800  SH          Sole     N/A      668,800
POTASH CORP SASK INC             COM        73755L107      11,759    271,450  SH          Sole     N/A      271,450
PROSHARES TR II           ULTRASHRT NEW     74347W718         355     18,500  SH          Sole     N/A      18,500
RANGE RES CORP                   COM        75281A109         353      6,036  SH          Sole     N/A      6,036
ROYAL BK CDA MONTREAL QUE        COM        780087102      48,892  1,068,498  SH          Sole     N/A      1,068,498
ROYAL GOLD INC                   COM        780287108         461      7,200  SH          Sole     N/A      7,200
RPC INC                          COM        749660106       4,486    274,853  SH          Sole     N/A      274,853
SILVER WHEATON CORP              COM        828336107         616     20,900  SH          Sole     N/A      20,900
SOUTHERN COPPER CORP             COM        84265V105         387     15,500  SH          Sole     N/A      15,500
SOUTHWESTERN ENERGY CO           COM        845467109         324      9,730  SH          Sole     N/A      9,730
SUNCOR ENERGY INC NEW            COM        867224107      61,120  2,402,534  SH          Sole     N/A      2,402,534
SYNGENTA AG               SPONSORED ADR     87160A100         327      6,300  SH          Sole     N/A      6,300
TALISMAN ENERGY INC              COM        87425E103         489     39,900  SH          Sole     N/A      39,900
TELUS CORP                 NON-VTG SHS      87971M202      53,223  1,144,327  SH          Sole     N/A      1,144,327
TORONTO DOMINION BK ONT        COM NEW      891160509      41,184    579,911  SH          Sole     N/A      579,911
VECTOR GROUP LTD                 COM        92240M108       5,760    335,300  SH          Sole     N/A      335,300
XCEL ENERGY INC                  COM        98389B100       4,696    186,300  SH          Sole     N/A      186,300
YAMANA GOLD INC                  COM        98462Y100      50,515  3,698,053  SH          Sole     N/A      3,698,053
YPF SOCIEDAD ANONIMA       SPON ADR CL D    984245100       7,451    217,800  SH          Sole     N/A      217,800



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